INCOME TAXES - Schedule of Components of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred:
Domestic - Federal			$ 569	$ 0
Foreign			762	0
Deferred income tax benefit	$ 755	$ 0	$ 1,331	$ 0